Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment
The following summarizes the carrying values of property, plant and equipment as at the period ends presented:

	June 30, 2021				June 30, 2020
	Cost	Accumulated depreciation	Impairment	Net book value	Cost	Accumulated depreciation	Impairment	Net book value
Owned assets
Land	27,357	—	(3,380)	23,977	31,485	—	(893)	30,592
Real estate	413,589	(76,744)	(8,582)	328,263	515,264	(51,867)	(82,721)	380,676
Construction in progress	327,073	—	(249,434)	77,639	349,274	—	(37,741)	311,533
Computer software & equipment	34,001	(24,321)	(1,865)	7,815	30,947	(12,687)	(108)	18,152
Furniture & fixtures	11,938	(5,744)	(285)	5,909	9,888	(3,635)	(139)	6,114
Production & other equipment	182,946	(72,258)	(9,443)	101,245	187,512	(46,856)	(24,216)	116,440
Total owned assets	996,904	(179,067)	(272,989)	544,848	1,124,370	(115,045)	(145,818)	863,507

Right-of-use leased assets
Land	23,748	(971)	—	22,777	27,862	(787)	—	27,075
Real estate	48,134	(11,277)	—	36,857	63,548	(7,729)	(2,416)	53,403
Production & other equipment	5,045	(3,434)	—	1,611	5,591	(3,196)	—	2,395
Total right-of-use leased assets	76,927	(15,682)	—	61,245	97,001	(11,712)	(2,416)	82,873

Total property, plant and equipment	1,073,831	(194,749)	(272,989)	606,093	1,221,371	(126,757)	(148,234)	946,380

The following summarizes the changes in the net book values of property, plant and equipment for the periods presented:

	Balance, June 30, 2020	Additions	Disposals	Other (1)(2)(3)	Depreciation (4)	Impairment	Foreign currency translation	Balance, June 30, 2021
Owned assets
Land	30,592	—	(5,422)	2,575	—	(3,380)	(388)	23,977
Real estate	380,676	249	(157)	(19,173)	(24,074)	(8,582)	(676)	328,263
Construction in progress	311,533	43,084	(879)	(25,288)	—	(249,434)	(1,377)	77,639
Computer software & equipment	18,152	1,370	(140)	(734)	(8,955)	(1,865)	(13)	7,815
Furniture & fixtures	6,114	110	(434)	2,271	(1,859)	(285)	(8)	5,909
Production & other equipment	116,440	3,014	(1,479)	16,545	(23,439)	(9,443)	(393)	101,245
Total owned assets	863,507	47,827	(8,511)	(23,804)	(58,327)	(272,989)	(2,855)	544,848

Right-of-use leased assets (5)
Land	27,075	—	(3,605)	—	(675)	—	(18)	22,777
Real estate	53,403	1,946	(10,469)	(1,449)	(6,514)	—	(60)	36,857
Production & other equipment	2,395	499	(283)	(106)	(1,027)	—	133	1,611
Total right-of-use lease assets	82,873	2,445	(14,357)	(1,555)	(8,216)	—	55	61,245

Total property, plant and equipment	946,380	50,272	(22,868)	(25,359)	(66,543)	(272,989)	(2,800)	606,093
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the $24.0 million transfer of the Restructuring Facilities and Colombia land to assets held for sale (Note 12(a)).
(2)During the year ended June 30, 2021, the Company recorded a non-material correction to re-classify $0.9 million of net book value into land, $25.1 million of net book value out of real estate, $30.2 million of net book value into construction in progress, $2.5 million of net book value into furniture & fixtures, and $9.0 million of net book value out of production & other equipment.
(3)During the year ended June 30, 2021, the Company received a $3.6 million government grant related to a generator which was recognized as a reduction to the carrying value of the asset (Note 5).
(4)During the year ended June 30, 2021, the Company recorded a non-material correction related to depreciation for impaired assets, reducing depreciation by $4.1 million.
(5)During the year ended June 30, 2021, the Company derecognized $5.3 million of right-of-use assets as a result of subleases where the Company is an intermediate lessor. Included in real estate owned and right-of-use assets is $3.4 million and $0.1 million, respectively, related to operating subleases where the Company is an intermediate lessor.

	Balance, June 30, 2019	IFRS 16 Transition	Additions	Disposals	Other (1)(2)(3)	Depreciation	Impairment	Foreign currency translation	Balance, June 30, 2020
Owned assets
Land	39,532	—	337	—	(8,347)	—	(893)	(37)	30,592
Real estate	395,055	—	32,614	(267)	69,001	(33,942)	(82,721)	936	380,676
Construction in progress	222,884	—	261,830	(2,128)	(130,522)	—	(37,741)	(2,790)	311,533
Computer software & equipment	15,483	—	9,660	(52)	142	(6,973)	(108)	—	18,152
Furniture & fixtures	6,465	—	4,594	(120)	(3,417)	(1,192)	(139)	(77)	6,114
Production & other equipment	84,509	—	30,708	(2,302)	48,715	(21,024)	(24,216)	50	116,440
Total owned assets	763,928	—	339,743	(4,869)	(24,428)	(63,131)	(145,818)	(1,918)	863,507

Right-of-use leased assets
Land	—	30,936	169	—	(3,243)	(787)	—	—	27,075
Real estate	—	62,817	7,764	(1,957)	(5,230)	(7,732)	(2,416)	157	53,403
Production & other equipment	1,639	2,296	1,453	(169)	—	(2,825)	—	1	2,395
Total right-of-use lease assets	1,639	96,049	9,386	(2,126)	(8,473)	(11,344)	(2,416)	158	82,873

Total property, plant and equipment	765,567	96,049	349,129	(6,995)	(32,901)	(74,475)	(148,234)	(1,760)	946,380
(1)Includes reclassification of construction in progress cost when associated projects are complete. Includes the $25.9 million transfer of land and real estate to assets held for sale, associated with the Exeter property, the Jamaica property and the Uruguay properties (Note 12(a)).
(2)During the year ended June 30, 2020, the Company recorded a non-material year end correction to re-classify $34.3 million of net book value of production and other equipment which was initially classified as real estate.
(3)As part of the Company’s restructuring activities, management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.